Government CEBA loan	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Government CEBA loan

9. Government CEBA loan:

During the year ended December 31, 2020, the Company was granted a loan of $44,296 (CAD$60,000) under the Canada Emergency Business Account (CEBA) loan program for small businesses. The CEBA loan program is one of the many incentives the Canadian Government put in place in response to COVID-19. The loan is interest free and a third of the loan $14,812 (CAD$20,000) is eligible for complete forgiveness if $29,624 (CAD$40,000) is fully repaid on or before December 31, 2023. If the loan cannot be repaid by December 31, 2023, it can be converted into a 2-year term loan charging an interest rate of 5%. During the year ended December 31, 2023, CAD$40,000 was repaid and the Company recognized a gain on settlement of debt of $14,812. (CAD$20,000)

During the year ended December 31, 2021, the Company drew $200,000 from its line of credit with the Leumi Bank in Israel. The loan was repaid in full during the year ended December 31, 2021 with interest costs of $987.